1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
ERIC D. SIMANEK eric.simanek@dechert.com +1 202 261 3424 Direct +1 202 261 3048 Fax

May 5, 2014

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust II (the “Registrant”)

File Nos. 333-185659 and 811-22781

Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the Commission on April 30, 2014.

No fees are required in connection with this filing. If you have any questions or comments, please contact the undersigned at 202.261.3424.

Very truly yours,

/s/ Eric D. Simanek

Eric D. Simanek